ORGANIZATION & BUSINESS (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 23, 2021 $ / shares shares	Jun. 30, 2023 USD ($) item	Dec. 31, 2023 $ / shares	Sep. 21, 2023 $ / shares	Dec. 31, 2022 $ / shares
Common shares, par value | $ / shares			$ 0.0001	$ 0.01	$ 0.0001
Gross proceeds from private placement preferred stock and warrants | $		$ 14.2
Number of closings of private placement of preferred stock and warrants | item		2
Net proceeds from issuance of private placement of preferred stock and warrants | $		$ 12.7
Securities Exchange Agreement, Smartkem Limited
Purchase price (in dollars per share) | $ / shares	$ 1.40
Common shares, par value | $ / shares	$ 0.0001
Share exchange ratio	0.0676668
Securities Exchange Agreement, Smartkem Limited | Common stock A Shares
Share exchange ratio	0.0111907
Share exchange, number of shares issued or issuable	12,725,000
Management incentive options to purchase	124,497,910
Shares exchange, number of shares exchanged	1,127,720,477
Average share exchange ratio	0.011283825
Effect of reverse capitalization (in shares)	2,500,000